Commitments and Contingencies - Summary of Purchase Expenditures (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments on purchase of raw materials	¥ 2,315,188	¥ 0